Provisions	6 Months Ended
Jun. 30, 2021
Disclosure of provisions [text block] [Abstract]
Provisions
10.	Provisions

Dilapidation Provisions
£’000

At December 31, 2021	3,363

Acquisition of subsidiaries	275
Recognised during the period	525

4,163

Current	-

Non-current	4,163

The dilapidation provisions relate to the expected reinstatement costs of leased office buildings, collection centres and vehicles back to the conditions required by the lease. Cash outflows associated with the dilapidation provisions are to be incurred at the end of the relevant lease term, between 4 and 20 years.